[As filed copy]

(Translation)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(for NAV Sale)

AMENDMENT TO SECURITIES REPORT
(The Eighth Fiscal Year)
From:  October 1, 2001
To:  September 30, 2002

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

[As filed copy]

(Translation)

AMENDMENT TO


SECURITIES REGISTRATION STATEMENT
(NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:  Director-General of Kanto Local Finance Bureau

                                            Filing Date: April 16, 2003

Name of the Registrant Fund:                PUTNAM U.S. GOVERNMENT INCOME
                                            TRUST

Name and Official Title of Representative   Charles E. Porter
of Trustees:                                Executive Vice President, Treasurer

Address of Principal Office:                One Post Office Square
                                            Boston, Massachusetts 02109
                                            U. S. A.

Name and Title of Attorney-in-fact:         Akihiro Wani
                                            Attorney-at-Law
                                            Signature [Akihiro Wani]
                                            ---------------------------
                                                    (Seal)

Address or Location of Attorney-in-fact:    Mitsui, Yasuda, Wani & Maeda
                                            Akasaka 2.14 Plaza Bldg.
                                            14-32, Akasaka 2-chome
                                            Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:                    Akihiro Wani
                                            Attorney-at-Law

Place of Liaison Contact:                   Mitsui, Yasuda, Wani & Maeda
                                            Akasaka 2.14 Plaza Bldg.
                                            14-32, Akasaka 2-chome
                                            Minato-ku, Tokyo 107-0052 Japan

Phone Number:                               03-2224-0020

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:


PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 95.38 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the number of shares to be issued in respect of 95.38 million Class M Shares. (The maximum amount expected to be sold is 1,260 million U.S. dollars (JPY 150 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY119.05, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2003.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2003 (U.S.$13.21) by 95.38 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 7 including front pages.)

REASON FOR FILING THIS AMENDMENT TO
SECURITIES REGISTRATION STATEMENT:

This amendment is filed pursuant to the provisions of Article 7 of the Securities Exchange Law and Article 13 of the Cabinet Office Ordinance relating to the Disclosure of the Contents, etc. of the Specified Securities to amend the Securities Registration Statement filed on March 31, 2002 in connection with the continuous public offering of shares of Putnam U.S. Government Income Trust (the "Fund"). Relevant amendments are set out below.

C O N T E N T S
                                                                    This
                                                 Japanese          English
                                                 Original        Translation

PUBLIC OFFERING OR SALE OF REGISTRATION             1                 1

PART II. INFORMATION CONCERNING THE FUND            2                 2

I. DESCRIPTION OF THE FUND                          2                 2

3. INVESTMENT RISK                                  2                 2

Note: The revised parts are marked with underline.

[Before amendment]

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 95.38 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the number of shares to be issued in respect of 95.38 million Class M Shares. (The maximum amount expected to be sold is 1,260 million U.S. dollars (JPY 150 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY119.05, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2003.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2003 (U.S.$13.21) by 87.15 million Class M Shares for convenience.

[After amendment]

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:


PUTNAM U.S. GOVERNMENT INCOME TRUST


Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 95.38 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the number of shares to be issued in respect of 95.38 million Class M Shares. (The maximum amount expected to be sold is 1,260 million U.S. dollars (JPY 150 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY119.05, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2003.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2003 (U.S.$13.21) by 95.38 million Class M Shares for convenience.

PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

3. INVESTMENT RISK

[Before amendment]

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

A description of the risks associated with the Fund's main investment strategies follows.

Interest rate risk.

<omitted>

Risk associated with forward commitments and repurchase agreements. The Fund may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. The Fund may also enter into repurchase agreements, under which the Fund buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case the Fund may find it difficult to recover the value of these investments.

[After amendment]

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

A description of the risks associated with the Fund's main investment strategies follows.

(A) Risk Factors

Interest rate risk.

<omitted>

Risk associated with forward commitments and repurchase agreements. The Fund may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. The Fund may also enter into repurchase agreements, under which the Fund buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case the Fund may find it difficult to recover the value of these investments.

(B) Management Structure for the Risks

The Fund builds risk management into the investment process. The Fund identifies areas of potential risk and then puts the policies, procedures and controls in place - including oversight by a Risk
Management Committee - to actively manage those risks.


[As filed copy]

(Translation)

AMENDMENT TO SECURITIES REPORT
(The Eighth Fiscal Year)
From:  October 1, 2001
To:  September 30, 2002

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

AMENDMENT TO SECURITIES REPORT

(The Eighth Fiscal Year)
From:  October 1, 2001
To:  September 30, 2002

To:  Director-General of Kanto Local Finance Bureau

                                            Filing Date: April 16, 2003

Name of the Registrant Fund:                PUTNAM U.S. GOVERNMENT INCOME
                                            TRUST

Name and Official Title of Representative   Charles E. Porter
of Trustees:                                Executive Vice President, Treasurer

Address of Principal Office:                One Post Office Square
                                            Boston, Massachusetts 02109
                                            U. S. A.

Name and Title of Attorney-in-fact:         Akihiro Wani
                                            Attorney-at-Law
                                            Signature [Akihiro Wani]
                                            ---------------------------
                                                    (Seal)

Address or Location of Attorney-in-fact:    Mitsui, Yasuda, Wani & Maeda
                                            Akasaka 2.14 Plaza Bldg.
                                            14-32, Akasaka 2-chome
                                            Minato-ku, Tokyo 107-0052, Japan

Name of Liaison Contact:                    Akihiro Wani
                                            Attorneys-at-Law

Place of Liaison Contact:                   Mitsui, Yasuda, Wani & Maeda
                                            Akasaka 2.14 Plaza Bldg.
                                            14-32, Akasaka 2-chome
                                            Minato-k, Tokyo 107-0052, Japan

Phone Number:                               03-3224-0020

Places where a copy of this Amendment to Securities Report is available for Public Inspection

Not applicable.

(Total number of pages of this Securities Report is 5 including the front page)

REASON FOR FILING THIS AMENDMENT TO SECURITIES REPORT:

This amendment is filed pursuant to the provisions of Article 24, Paragraph 2 of the Securities Exchange Law and Article 13 of the Cabinet Office Ordinance relating to the Disclosure of the Contents, etc. of the Specified Securities to amend the Securities Report filed on March 31, 2002 in connection with the continuous public offering of shares of Putnam U.S. Government Income Trust (the "Fund"). Relevant amendments are set out below.

C O N T E N T S
                                                                    This
                                                 Japanese          English
                                                 Original        Translation

I. DESCRIPTION OF THE FUND                          1                 1

3. INVESTMENT RISK                                  1                 1

Note: The revised parts are marked with underline.

I. DESCRIPTION OF THE FUND

3. INVESTMENT RISK

[Before amendment]

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

A description of the risks associated with the Fund's main investment strategies follows.

Interest rate risk.

<omitted>

Risk associated with forward commitments and repurchase agreements. The Fund may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. The Fund may also enter into repurchase agreements, under which the Fund buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case the Fund may find it difficult to recover the value of these investments.

[After amendment]

Any investment carries with it some level of risk that generally reflects its potential for reward. The Investment Management Company pursues the Fund's goal by investing in U.S. government bonds. The Investment Management Company will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

A description of the risks associated with the Fund's main investment strategies follows.

(A) Risk Factors

Interest rate risk.

<omitted>

Risk associated with forward commitments and repurchase agreements. The Fund may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. The Fund may also enter into repurchase agreements, under which the Fund buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case the Fund may find it difficult to recover the value of these investments.

(B) Management Structure for the Risks

The Fund builds risk management into the investment process. The Fund identifies areas of potential risk and then puts the policies, procedures and controls in place - including oversight by a Risk
Management Committee - to actively manage those risks.